Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Options and Average Price

	Options (thousands)	Average price
Outstanding at January 1, 2018	9,281	1.40
Granted	1,724	2.84
Exercised	(407)	0.82
Cancelled/forfeited	(161)	2.25
Expired	(100)	2.02
Outstanding at January 1, 2019	10,337	1.64
Granted	4,612	0.75
Exercised	(463)	0.38
Cancelled/forfeited	(178)	1.58
Expired	(3,552)	2.23
Outstanding at December 31, 2019	10,756	1.12
Exercisable at December 31, 2019	7,242	1.16

Summary of Options and Average Life

Range of exercise price	Options (thousands)	Average life (years)
$0.38 to $0.68	1,323	1.06
$0.69 to $1.02	6,222	2.16
$1.03 to $1.64	1,674	1.69
$1.65 to $2.86	1,537	2.56
	10,756	1.91

Summary of Inputs Used in Measurement of Fair Value at Grant Date
The inputs used in the Black-Scholes formula are as follows:

	At December 31,
	2019	2018
Expected term (years)	5.0	4.4
Forfeiture rate	0%	0%
Volatility	64%	64%
Dividend yield	0%	0%
Risk-free interest rate	1.8%	1.8%
Weighted-average fair value per option	$0.41	$1.44

Summary of DSUs and PSUs issued and outstanding

	DSUs (thousands)	PSUs (thousands)
Outstanding at January 1, 2018	1,943	1,219
Granted	385	400
Settled	-	(409)
Outstanding at January 1, 2019	2,328	1,210
Granted	682	875
Settled	(656)	(410)
Outstanding at December 31, 2019	2,354	1,675

Summary of Share Based Compensation Expense (Recovery)

	Years ended December 31,
	2019	2018
Share options – amortization	1,786	2,182
Performance share units – amortization	1,015	736
Change in fair value of deferred share units	325	(4,200)
	3,126	(1,282)